LEASES, Capital Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aggregate future minimum lease payments due under capital lease obligation [Abstract]
2019	$ 79
2020	72
Amount of minimum lease payments representing interest	10
Present value of net minimum lease payments	$ 141
Building [Member]
Capital Lease Obligation [Abstract]
Capital leases, lease term	20 years
Amortized cost of main office	$ 85	$ 120